April 21, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	ING Investors Trust (on behalf of ING Van Kampen Real Estate Portfolio) File No. 811-05629

Ladies and Gentlemen:

Pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, enclosed for filing via the EDGAR system is a preliminary proxy statement and form of proxy card for a Special Meeting of Shareholders (“Meeting”) of ING Van Kampen Real Estate Portfolio (“Portfolio”), a series of ING Investors Trust.

The Meeting is being held for the purpose of asking shareholders of the Portfolio to approve the appointment of ING Clarion Real Estate Securities, L.P. (“ING CRES”) as the sub-adviser to the Portfolio. Effective May 1, 2009, ING CRES will begin serving as the sub-adviser to the Portfolio pursuant to an interim sub-advisory agreement. The interim sub-advisory agreement will expire on September 28, 2009. If the Proposal is approved by shareholders, ING CRES will continue to serve as the sub-adviser to the Portfolio pursuant to the new sub-advisory agreement.

Should you have any questions, please contact the undersigned at 480-477-2278.

Very truly yours,

/s/ Christopher C. Okoroegbe
Christopher C. Okoroegbe
Counsel
ING U.S. Legal Services

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